Loss on Sale of Assets, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Sale of Productive Assets
Gross Proceeds From Sale Of Property Plant And Equipment	$ 29,000
Loss on sale of assets	$ (2,750)	$ 0	$ 0